Restructuring and Asset Impairment Charges, Net	3 Months Ended	12 Months Ended
	Dec. 28, 2012	Sep. 28, 2012
Restructuring and Asset Impairment Charges, Net

10.    Restructuring and Asset Impairment Charges, Net

From time to time, the Company will initiate various restructuring actions which result in employee severance, facility exit and other restructuring costs, as described below. In 2011, the Company initiated a multi-year restructuring program (the “2011 Program”), and in the fourth fiscal quarter of 2012, the Company initiated restructuring actions in conjunction with the Separation. Under these programs, the Company has incurred restructuring and asset impairment charges (reversals), net, which are included in selling, general and administrative expenses in the Company’s Condensed, Consolidated and Combined Statements of Operations. A summary of these charges for the quarters ended December 28, 2012 and December 30, 2011 is as follows ($ in millions):

	For the Quarters Ended
	December 28, 2012	December 30, 2011
Facility exit and other charges	$—	$2

Total	$—	$2

Restructuring and asset impairment charges, net, incurred cumulative to date from initiation of the program are as follows ($ in millions):

	Separation Related Actions	2011 Program	2009 Program
Employee severance and benefits	$2	$4	$10
Facility exit and other charges	—	5	4

Total	$2	$9	$14

The rollforward of the reserves from September 28, 2012 to December 28, 2012 is as follows ($ in millions):

	Separation Related Actions	2011 Program	2009 Program	Total
Balance as of September 28, 2012	$1	$2	$1	$4
Utilization	—	—	(1)	(1)

Balance as of December 28, 2012	$1	$2	$—	$3

14.	Restructuring and Asset Impairment Charges, Net

From time to time, the Company will initiate various restructuring actions which result in employee severance, facility exit and other restructuring costs, as described below.

The Company initiated multi-year restructuring programs in 2009 (the “2009 Program”) and in 2011 (the “2011 Program”). Under each of these programs, the Company incurred restructuring and asset impairment charges (reversals), net. Additionally, during 2012 the Company incurred severance and other restructuring charges in conjunction with the Separation. These charges are included in selling, general and administrative expenses, for the fiscal years ended in 2012, 2011 and 2010 and are as follows ($ in millions):

	2012	2011	2010
Separation Related Actions
Employee severance and benefits	$2	$—	$—

Total	$2	$—	$—

2011 Program
Employee severance and benefits	$—	$4	$—
Facility exit and other charges	2	3	—

Total	$2	$7	$—

2009 Program
Employee severance and benefits	$—	$(8)	$14
Facility exit and other charges	—	—	4

Total	$—	$(8)	$18

Restructuring and asset impairment charges, net, incurred cumulative to date from initiation of the program are as follows ($ in millions):

	Separation Related Actions	2011 Program	2009 Program
Employee severance and benefits	$2	$4	$10
Facility exit and other charges	—	5	4

Total	$2	$9	$14

The rollforward of the reserves from September 30, 2011 to September 28, 2012 is as follows ($ in millions):

	Separation Related Actions	2011 Program	2009 Program	Total
Balance as of September 30, 2011	$—	$2	$1	$3
Charges	2	3	—	5
Reversals	—	(1)	—	(1)
Utilization	(1)	(3)	—	(4)
Reclass / transfers	—	1	—	1

Balance as of September 28, 2012	$1	$2	$1	$4

The Company also incurred restructuring charges of nil, $1 million and nil for the years ended 2012, 2011 and 2010, respectively, for restructuring actions initiated prior to 2009. The reserve for these actions, which primarily relates to facility exit costs for long-term non-cancelable lease obligations, was $7 million as of September 30, 2011. Upon final assignment of shared assets and liabilities in conjunction with the Separation, it was determined that this liability represented an obligation that would be retained by Tyco.